Columbia Management Group [Logo]

Mail Stop:  MA DE 11511E
One Financial Center
Boston, MA 02111-2621
617 345.0919 fax

December 1, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:               Columbia Funds Trust VI (Trust)
                  Columbia Growth & Income Fund (Fund)
                  File Nos. 811-06529 & 033-45117

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated December 1, 2004 for the Fund does not differ from that contained in Post-Effective Amendment No. 30 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 24, 2004 (Accession Number: 0000883163-04-000004).

The Fund's Prospectuses and Statement of Additional Information dated December 1, 2004, are now being used in connection with the public offering and sale of shares of the Fund.


Very truly yours,

COLUMBIA FUNDS TRUST VI


/s/ Tracy S. DiRienzo
Assistant Secretary